Time charter revenues and net investment in direct financing lease (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Minimum lease payments	$ 601,096
Unguaranteed residual value	146,000
Unearned income	(453,692)
Initial direct cost, net	3,095
Net investment in direct financing lease at inception	296,499
Principal repayment and amortization for July 21 to December 31, 2014	(1,311)
Net investment in direct financing lease at December 31, 2014	295,188
Less: Current portion	2,809	0
Long term net investment in direct financing lease	$ 292,379